Research and development costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Income from government grants	€ 2,634	€ 1,716	€ 1,665
Research and development expense
Disclosure of detailed information about intangible assets [line items]
Income from government grants	€ 150	€ 208	€ 144